Fair Value of Financial Instruments - Schedule of Fair Value, Liabilities Measured on Recurring Basis (Details) - Natural gas - Commodity Contract - Fair Value, Recurring - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Natural gas swap contracts	$ 3,553	$ 1,835	$ 0
Level 1
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Natural gas swap contracts	0	0	0
Level 2
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Natural gas swap contracts	3,553	1,835	0
Level 3
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Natural gas swap contracts	$ 0	$ 0	$ 0